BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Nov. 30, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Presentation Currency [Policy Text Block]	Presentation Currency The Company's presentation currency is the United States Dollar ("USD")
Foreign Exchange Rates Used [Policy Text Block]

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD
Period-end rate:	R15.9740 (August 31, 2021 R14.5241)
Period average rate:	R15.0017 (November 30, 2020 R16.2444)
CAD/USD
Period-end rate:	C$1.2792 (August 31, 2021 C$1.2617)
Period average rate:	C$1.2559 (November 30, 2020 C$1.3172)